FAIR VALUE MEASUREMENT (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
NOTE 10 - FAIR VALUE MEASUREMENT
The Company uses a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
Level 1. Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2. Significant other inputs that are directly or indirectly observable in the marketplace.
Level 3. Significant unobservable inputs which are supported by little or no market activity.
The derivative liability component of Convertible promissory notes are classified as Level 3 due to significant unobservable inputs. The Company had no assets or liabilities requiring classification as of June 30, 2024.

	As of December 31, 2023
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Liabilites
Derivative liability	—	—	17,282.5

Liabilities
Derivative liability	—	—	1,120.3
The estimated fair value of the conversion feature of the Derivative liability is based on traditional valuation methods including Black-Scholes option pricing models and Monte Carlo simulations.

NOTE 8 - FAIR VALUE MEASUREMENT
The Company uses a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
Level 1. Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2. Significant other inputs that are directly or indirectly observable in the marketplace.
Level 3. Significant unobservable inputs which are supported by little or no market activity.
The derivative liability is classified as Level 3 due to significant unobservable inputs.

	As of December 31, 2023
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Liabilites
Derivative liability			17,282.5
Liabilities
Derivative liability			1,120.3

	As of December 31, 2022
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities
Derivative liability			14,905.3
The derivative liability is remeasured to its fair value each reporting period period and upon settlement with changes in its fair value recorded in the consolidated statement of operations. The change in fair value of the derivative liability was as follows:

Estimated fair value at December 31, 2021	$75,355.2
Change in estimated fair value	(75,809.9)
Additions from new convertible notes	15,360.0
Estimated fair value at December 31, 2022	14,905.3
Change in estimated fair value	2,791.6
Additions from new convertible notes	705.9
Estimated fair value at December 31, 2023	$18,402.8
The estimated fair value of the conversion feature of the derivative liability, a level 3 measurement was estimated using traditional valuation methods including Black-Scholes option pricing models and Monte Carlo simulations. A Black-Scholes model for Notes 1 though 8, 10, 13 and 20 and a Monte Carlo simiulation model for all other outstanding Notes as of December 31, 2023, and a Black-Scholes model for Notes 1 through 7 and a Monte Carlo simulation model for Notes 8 through 18 as of December 31, 2022. The application of the Black-Scholes model and Monte Carlo simulation requires the use of a number of inputs and significant assumptions including volatility. The following reflects the inputs and assumptions used:

	December 31, 2023	December 31, 2022
Stock price	$17.50	$15.00
Strike price	$4.00 - 10.00 and Variable	$4.00 - $10.00 and Variable
Volatility	69.70% - 82.00%	79.50% - 83.90%
Risk-free rate	5.40% - 5.55%	1.06% - 4.76%
Probability of SPAC Merger	39%	48%
Term of SPAC Merger	3 months	6 months